Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 7,023,000	$ 4,641,000
Increase in deferred tax asset and valuation allowance	$ 582,000	$ 902,000